SCHEDULE OF OPERATING SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 48,335,553	$ 69,073,374	$ 73,084,448
Cost of revenues	(39,809,882)	(53,038,855)	(54,705,407)
Total segment profit (gross profit)	8,525,671	16,034,519	18,379,041
Selling and marketing expenses	(1,835,938)	(2,053,194)	(775,957)
General and administrative expenses	(5,124,362)	(4,475,500)	(4,713,012)
Provision for expected credit losses	(2,984,108)	(1,504,390)	(840,900)
Research and development expenses	(247,216)	(449,542)	(158,657)
Total operating expenses	(10,191,624)	(8,482,626)	(6,488,526)
(Loss) income from operations	(1,665,953)	7,551,893	11,890,515
Other income, net	2,435,510	623,141	473,711
Income before income taxes	769,557	8,175,034	12,364,226
Total assets	123,754,691	111,222,003
Other corporate assets	46,535,830	38,624,803
Total assets related to reportable segments	77,218,861	72,597,200
Elimination of intercompany balances	(54,422,059)	(41,587,953)
Total consolidated assets	69,332,632	69,634,050
Saleof Clean Energy Equipment [Member]
Segment Reporting Information [Line Items]
Total revenues	22,073,207	33,816,111	39,581,383
Cost of revenues	(17,538,969)	(23,492,973)	(27,713,920)
Total segment profit (gross profit)	4,534,238	10,323,138	11,867,463
Saleof Digitalization And Integration Equipment [Member]
Segment Reporting Information [Line Items]
Total revenues	2,731,568	3,081,230	3,364,644
Cost of revenues	(2,113,040)	(2,521,522)	(3,154,108)
Total segment profit (gross profit)	618,528	559,708	210,536
Saleof New Energy [Member]
Segment Reporting Information [Line Items]
Total revenues	19,536,237	25,822,344	23,204,437
Cost of revenues	(19,231,664)	(25,173,782)	(22,745,219)
Total segment profit (gross profit)	304,573	648,562	459,218
Delivery Of Oil And Gas Engineering Technical Services [Member]
Segment Reporting Information [Line Items]
Total revenues	3,994,541	6,353,689	6,933,984
Cost of revenues	(926,209)	(1,850,578)	(1,092,160)
Total segment profit (gross profit)	3,068,332	4,503,111	$ 5,841,824
Cleaning Energy Equipment [Member]
Segment Reporting Information [Line Items]
Total assets	44,096,905	54,539,861
Digitalization and Integration Equipment [Member]
Segment Reporting Information [Line Items]
Total assets	7,904,522	3,756,020
New Energy [Member]
Segment Reporting Information [Line Items]
Total assets	1,658,836	3,581,161
Oil and Gas Field Engineering Technical Services [Member]
Segment Reporting Information [Line Items]
Total assets	23,558,598	10,720,158
Other Corporate Assets [Member]
Segment Reporting Information [Line Items]
Other corporate assets	$ 46,535,830	$ 38,624,803